Discontinued Operation (Details) - Schedule of discontinued operations - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 5,303,071	$ 8,274,992	$ 9,646,623
Cost of revenues	4,475,590	5,098,892	6,546,452
Gross profit	827,481	3,176,100	3,100,171
Operating expenses	3,582,359	744,417	497,766
(Loss) income from discontinued operations	(2,754,878)	2,431,683	2,602,405
Other income (expense), net	10,762	20,591	(28,817)
(Loss) income before tax	(2,744,116)	2,452,274	2,573,588
Income tax provision	57,015	537,981	627,783
Net (loss) income from discontinued operations	$ (2,801,131)	$ 1,914,293	$ 1,945,805